Non-Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Non-Financial Assets
Advance payments	€ 16,110	€ 7,998
Prepaid expenses	1,262	1,771
Other non-current non-financial assets	333
Total non-current non-financial assets	17,705	9,769
Value added tax claims	5,224	6,072
Prepaid expenses	15,603	16,299
Other current non-financial assets	402	410
Total current non-financial assets	21,229	22,781
Total non-financial assets	38,934	32,550
Prepayments for acquisition of fixed assets	€ 16,110	€ 7,998